Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Consolidated non-capital losses	$ 64,523	$ 28,182
Consolidated investment tax credit carryforwards	2,570	2,605
Valuation allowance	27,483
Canada [Member]
Income Taxes [Line Items]
Consolidated non-capital losses	44,794	7,873
New Zealand [Member]
Income Taxes [Line Items]
Consolidated non-capital losses	19,598	20,168
Other [Member]
Income Taxes [Line Items]
Consolidated non-capital losses	$ 131	$ 141